Income Taxes - Summary of Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Balance of beginning of period	$ 54,220	$ 23,999	$ 9,026
Increases	8,201	39,240	23,124
Decreases	(17,647)	(9,019)	(8,151)
Balance at end of period	$ 44,774	$ 54,220	$ 23,999